Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares issued	[1]	163,106,615	150,204,348
Ordinary shares outstanding	[1]	163,106,615	150,000,000
Treasury shares held			204,348

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company